Operations in hydrocarbon consortiums - Summary of financial information of joint operation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Non-current assets	$ 2,172,099	$ 1,690,289	$ 1,308,688
Current assets	425,904	347,690
Liabilities
Non-current liabilities	991,602	785,575
Current liabilities	359,386	408,344
Operating costs	(94,685)	(133,385)	(107,123)
Depreciation, depletion and amortization	(276,430)	(234,862)	(191,313)
General and administrative expenses	(70,483)	(63,826)	(45,858)
Exploration expenses	(16)	(736)	(561)
Financial results, net	(86,128)	(95,633)	(57,789)
Group And Vista Argentina [Member]
Assets
Non-current assets	344,411	252,073
Current assets	878	13,702
Liabilities
Non-current liabilities	1,801	1,256
Current liabilities	11,860	55,106
Revenue from contracts with customers	0	0	3,200
Operating costs	(1,687)	(943)	(4,406)
Depreciation, depletion and amortization	(78,860)	(43,139)	(3,626)
General and administrative expenses	(846)	(568)	(1,242)
Exploration expenses	0	0	(446)
Other operating income and expenses	0	2	(8,076)
Impairment of long -lived assets	(1,679)	0	0
Financial results, net	1,561	2,484	(586)
Total costs and expenses for the period/year	$ (81,511)	$ (42,164)	$ (15,182)